Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

15. LEASES

The Group has operating leases for classrooms, dormitories, and corporate offices.

The components of lease expense were as follows:

	Six Months ended June 30,
	2024	2025
	$	$
	Unaudited	Unaudited
Operating lease expense	1,161	376

Supplemental cash flow information related to leases was as follows:

	Six Months ended June 30,
	2024	2025
	$	$
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	622	200

Supplemental balance sheet information related to leases was as follows:

	Six Months ended June 30,
	2024	2025
	Unaudited	Unaudited
Weighted-average Remaining Lease Term
Operating leases	1.70 Years	5.20 Years
Weighted-average Discount Rate
Operating leases	4.32%	6.85%

The Group’s lease agreements do not have a readily determinable discount rate. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of June 30, 2024 and 2025, respectively.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of June 30, 2024 and 2025, respectively.

As of June 30, 2025, maturities of lease liabilities were as follows:

Amount
$
Unaudited
For the six months ending December 31, 2025 (remaining)	178
For the year ending December 31,
2026	1,339
2027	1,571
2028	1,389
2029	1,326
Thereafter	1,486
Total lease payments	7,289
Less: interest	(1,287)
Total	6,002
Less: current portion	(712)
Non-current portion	5,290

As of June 30, 2025, the Group had no material operating or finance leases that had not yet commenced.